Events after the reporting period - Additional Information (Detail)		1 Months Ended
	Feb. 21, 2024 shares $ / shares	Feb. 29, 2024 USD ($)	Feb. 29, 2024 AUD ($)	Aug. 07, 2023 USD ($)	Aug. 07, 2023 AUD ($)
At the market equity program [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the issuance of common stock		$ 447,788	$ 685,280	$ 447,788	$ 685,280
Prefunded warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	1,824,445
Weighted average exercise price, exercised | $ / shares	$ 18,244
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	18,244,450